Mezzanine Equity - Additional Information (Details)	12 Months Ended
	Mar. 31, 2023 shares	Dec. 31, 2023 shares	Mar. 31, 2022 shares
Temporary Equity [Line Items]
Redeemable convertible preferred stock, Shares issued	1,465,100		947,163
Redeemable convertible preferred stock, Shares outstanding	1,465,100		947,163
Dividend rate (percent)	8.00%
Conversion ratio	1
Ordinary Shares
Temporary Equity [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion		41,894,536
Redeemable convertible preferred stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, Shares issued		1,539,566
Redeemable convertible preferred stock, Shares outstanding		1,539,566
Convertible Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, Shares outstanding		0